Derivative Financial Instruments - Details of notional amounts of investments in domestic currency and organized by the credit ratings of the issuances (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
mxAAA [member]
Disclosure of credit risk exposure [line items]
Notional amount	$ 100,368